VK-VIVOPP-SUMSUP-1 033015

Summary Prospectus Supplement dated March 30, 2015

The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Series I shares of the Fund listed below:

Invesco V.I. Value Opportunities Fund

The following information replaces in its entirety the information appearing under the heading “Principal Investment Strategies of the Fund”:

“The Fund invests, under normal market conditions, in a portfolio of common stocks, preferred stocks and convertible securities.

Under normal market conditions, the Fund will invest in securities of large-capitalization, mid-capitalization and small-capitalization issuers with market capitalizations equal to or greater than the unweighted median market capitalization of companies in the S&P 1500 Value Index. Notwithstanding this limitation, the Adviser will not be required to sell a security, and may purchase additional securities of an issuer with a market capitalization below this size, if the issuer had a market capitalization at least this size at the time the security was initially purchased for the Fund.

The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 25% of its net assets in securities of foreign issuers, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, and depositary receipts.

The Fund can invest in derivative instruments including futures contracts and options.

The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

The Fund can use options to seek alpha (return on investments in excess of the S&P 1500 Value Index) or to mitigate risk.

The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. As a result of the Fund’s stock selection process, a significant portion of the Fund’s assets may be invested in companies within the same industries or sectors of the market.

The Fund emphasizes a value style of investing and the portfolio managers seek to invest in undervalued companies they believe possess the potential for capital growth. In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

•	Buy businesses trading at a significant discount to the portfolio managers’ estimate of intrinsic value. The portfolio managers believe intrinsic value represents the fair economic worth of the business and a value that an informed buyer would pay to acquire the entire issuer for cash.

•	Emphasize quality businesses with potential to grow intrinsic value over time. The portfolio managers primarily seek issuers that they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.

The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified portfolio that offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macroeconomic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the Fund’s portfolio rather than mirror the composition or sector weights of any benchmark.”

VK-VIVOPP-SUMSUP-1 033015

The following information replaces in its entirety the information appearing under the heading “Performance Information – Average Annual Total Returns”:

“Average Annual Total Returns (for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Series I shares: Inception (9/10/2001)	33.75%	19.38%	4.67%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	32.39	17.94	7.41
S&P 1500 Value Index (reflects no deductions for fees, expenses or taxes)[1]	32.47	17.06	7.59
Russell 3000® Value Index (reflects no deductions for fees, expenses or taxes) [1]	32.69	16.75	7.66
Lipper VUF Multi-Cap Value Funds Index	33.17	16.39	6.57

1	The Fund has elected to use the S&P 1500 Value Index to represent its style specific securities market benchmark rather than the Russell 3000® Value Index because the S&P 1500 Value Index more closely reflects the performance of the types of securities in which the Fund invests.

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
R. Canon Coleman II	Portfolio Manager (lead)	2015
Jonathan Edwards	Portfolio Manager	2015
Jonathan Mueller	Portfolio Manager	2015”

VK-VIVOPP-SUMSUP-1 033015

VK-VIVOPP-SUMSUP-2 033015

Summary Prospectus Supplement dated March 30, 2015

The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Series II shares of the Fund listed below:

Invesco V.I. Value Opportunities Fund

The following information replaces in its entirety the information appearing under the heading “Principal Investment Strategies of the Fund”:

“The Fund invests, under normal market conditions, in a portfolio of common stocks, preferred stocks and convertible securities.

Under normal market conditions, the Fund will invest in securities of large-capitalization, mid-capitalization and small-capitalization issuers with market capitalizations equal to or greater than the unweighted median market capitalization of companies in the S&P 1500 Value Index. Notwithstanding this limitation, the Adviser will not be required to sell a security, and may purchase additional securities of an issuer with a market capitalization below this size, if the issuer had a market capitalization at least this size at the time the security was initially purchased for the Fund.

The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 25% of its net assets in securities of foreign issuers, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, and depositary receipts.

The Fund can invest in derivative instruments including futures contracts and options.

The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

The Fund can use options to seek alpha (return on investments in excess of the S&P 1500 Value Index) or to mitigate risk.

The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. As a result of the Fund’s stock selection process, a significant portion of the Fund’s assets may be invested in companies within the same industries or sectors of the market.

The Fund emphasizes a value style of investing and the portfolio managers seek to invest in undervalued companies they believe possess the potential for capital growth. In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

•	Buy businesses trading at a significant discount to the portfolio managers’ estimate of intrinsic value. The portfolio managers believe intrinsic value represents the fair economic worth of the business and a value that an informed buyer would pay to acquire the entire issuer for cash.

•	Emphasize quality businesses with potential to grow intrinsic value over time. The portfolio managers primarily seek issuers that they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.

The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified portfolio that offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macroeconomic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the Fund’s portfolio rather than mirror the composition or sector weights of any benchmark.”

VK-VIVOPP-SUMSUP-2 033015

The following information replaces in its entirety the information appearing under the heading “Performance Information – Average Annual Total Returns”:

“Average Annual Total Returns (for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Series II shares: Inception (9/10/2001)	33.27%	19.07%	4.41%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	32.39	17.94	7.41
S&P 1500 Value Index (reflects no deductions for fees, expenses or taxes)[1]	32.47	17.06	7.59
Russell 3000® Value Index (reflects no deductions for fees, expenses or taxes) [1]	32.69	16.75	7.66
Lipper VUF Multi-Cap Value Funds Index	33.17	16.39	6.57

1	The Fund has elected to use the S&P 1500 Value Index to represent its style specific securities market benchmark rather than the Russell 3000® Value Index because the S&P 1500 Value Index more closely reflects the performance of the types of securities in which the Fund invests.

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
R. Canon Coleman II	Portfolio Manager (lead)	2015
Jonathan Edwards	Portfolio Manager	2015
Jonathan Mueller	Portfolio Manager	2015”

VK-VIVOPP-SUMSUP-2 033015